Other assets and liabilities (Tables)	12 Months Ended
Mar. 31, 2018
Details of Other Assets and Liabilities

The following table sets forth the details of other assets and liabilities at March 31, 2017 and 2018:

	2017	2018
	(in millions of yen)
Other assets:
Accounts receivable:
Receivables from brokers, dealers and customers for securities transactions (1)	1,564,295	1,578,952
Other	324,135	368,030
Collateral pledged:
Collateral pledged for derivative transactions	973,404	981,390
Margins provided for futures contracts	276,398	142,156
Other	336,538	965,137
Prepaid pension cost	682,592	874,191
Security deposits	122,858	126,001
Loans held for sale	26,689	86,153
Other	685,420	609,624

Total	4,992,329	5,731,634

Other liabilities:
Accounts payable:
Payables to brokers, dealers and customers for securities transactions (1)	1,400,141	1,410,785
Other	481,809	455,789
Guaranteed trust principal (2)	683,324	761,685
Collateral accepted:
Collateral accepted for derivative transactions	671,691	598,524
Margins accepted for futures contracts	307,066	325,038
Unearned income (3)	134,666	130,916
Factoring amounts owed to customers	53,488	—
Other	1,294,340	1,022,858

Total	5,026,525	4,705,595

Notes:
(1)

Receivables from brokers, dealers and customers for securities transactions include ¥315,870 million and ¥372,395 million of such receivables of consolidated VIEs at March 31, 2017 and 2018, respectively. Payables to brokers, dealers and customers for securities transactions include ¥325,090 million and ¥422,060 million of such payables of consolidated VIEs at March 31, 2017 and 2018, respectively.

(2)	Guaranteed trust principal is the liability of certain consolidated trust arrangements that meet the definition of a VIE for which the MHFG Group provides guarantees for the repayment of principal. See Note 25 “Variable interest entities and securitizations” for further discussion of the guaranteed principal money trusts.
(3)	Unearned income is primarily comprised of refundable loan fees received from consumer loan customers when loans are made. This income is being deferred and recognized in earnings over the life of the loan.